UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5473

                          Oppenheimer Multi-Sector Income Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECTOR--7.2%
-------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--7.2%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.75%, 8/15/06                                                                     $       380,000     $       380,912
 4.50%, 1/15/13 1                                                                         2,075,000           2,023,561
 4.875%, 3/15/07-11/15/13                                                                 3,540,000           3,631,691
 5.50%, 7/15/06                                                                           1,495,000           1,587,422
 5.75%, 1/15/12                                                                             450,000             480,162
-------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 1.80%, 5/27/05 2                                                                           550,000             550,141
 4.25%, 7/15/07 3,4                                                                       5,945,000           6,127,321
 6%, 5/15/08                                                                              2,000,000           2,173,378
 7.25%, 5/15/30                                                                             520,000             623,426
-------------------------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips, 5.85%, 1/15/21 5             715,000             276,458
-------------------------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 Series C, 4.75%, 8/1/13                                                                    650,000             644,873
 Series C, 6%, 3/15/13                                                                      625,000             679,232
-------------------------------------------------------------------------------------------------------------------------
 United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23                        560,000             559,506
                                                                                                        -----------------
 Total U.S. Government Sector (Cost $20,117,884)                                                             19,738,083

                                                                                             SHARES
-------------------------------------------------------------------------------------------------------------------------
 CORPORATE SECTOR--33.5%
-------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--0.5%
 AboveNet, Inc. 6                                                                               186               7,440
-------------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., Equity Trust Interests 6,7                                                 113             146,123
-------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc. 6,7                                                          18                  --
-------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc. 6                                                                          793                  --
-------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 6                                                           6,198              12,396
-------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A 6                                                        38,618             110,602
-------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. 6                                                                              6,573             193,180
-------------------------------------------------------------------------------------------------------------------------
 Globix Corp. 6                                                                               6,880              23,014
-------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 6,7                                                  24,061              26,467
-------------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                                      173               5,261
-------------------------------------------------------------------------------------------------------------------------
 MCI, Inc. 6                                                                                    815              11,557
-------------------------------------------------------------------------------------------------------------------------
 Metromedia, Escrow Shares 6,9                                                              200,000                  --
-------------------------------------------------------------------------------------------------------------------------
 NTL, Inc. 6                                                                                  3,879             220,211
-------------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 6                                                                       651               8,385
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 6                                                                         5,655              26,776
-------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 6                                                                 6,878              96,154
-------------------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 6                                                                            14,499                 942
-------------------------------------------------------------------------------------------------------------------------
 Star Gas Partners LP                                                                           220               4,946



                    6 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                                           MARKET VALUE
                                                                                           SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
 Sterling Chemicals, Inc. 6                                                                     253     $         6,483
-------------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 6,7                                                                     2,500              19,500
-------------------------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 6                                                              53,053             396,836
-------------------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 6,7                                                                            676                  14
-------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 6                                                                    1,091               5,531
                                                                                                        -----------------
                                                                                                              1,321,818

                                                                                          PRINCIPAL
                                                                                           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--32.0%
-------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--10.9%
-------------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--1.3%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10      $       200,000             213,000
-------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                   200,000             208,000
-------------------------------------------------------------------------------------------------------------------------
 Dana Corp., 9% Unsec. Nts., 8/15/11                                                        600,000             711,000
-------------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                                                         400,000             420,000
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                  600,000             600,000
-------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                                 200,000             220,000
-------------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                       700,000             807,625
-------------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                  200,000             240,000
-------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                          100,000             115,750
-------------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                     100,000             107,000
                                                                                                        -----------------
                                                                                                              3,642,375

-------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.4%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 7                                         400,000             142,000
-------------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                              250,000             281,875
-------------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                            200,000             221,000
-------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts.,
 8/1/1995 6,7,10                                                                              5,500                  --
-------------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                           200,000             211,250
-------------------------------------------------------------------------------------------------------------------------
 Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                         200,000             217,000
-------------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 12/1/12                                                                       200,000             224,500
 7.625% Nts., 5/15/08                                                                       200,000             220,500
-------------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                     200,000             226,500
-------------------------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                           200,000             221,000
-------------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                       500,000             583,750
-------------------------------------------------------------------------------------------------------------------------
 MGM Grand, Inc., 9.75% Sr. Unsec. Sub. Nts., 6/1/07                                        150,000             170,250
-------------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09                                                              150,000             153,750
 8.375% Sr. Sub. Nts., 7/1/11 7                                                             400,000             438,000



                    7 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10 7                        $       300,000     $       327,750
-------------------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts., 3/15/12 11                              250,000             241,875
-------------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                                      200,000             212,000
-------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd., 8% Sr. Unsec. Nts., 5/15/10                                  150,000             164,250
-------------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                                                                    250,000             255,625
 9.75% Sr. Nts., 4/15/13                                                                    600,000             635,250
-------------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                         400,000             439,500
-------------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                        500,000             557,500
-------------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                          200,000             232,000
-------------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10                   200,000             235,000
                                                                                                        -----------------
                                                                                                              6,612,125

-------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.6%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                           500,000             543,750
-------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 7                                                  400,000             434,000
-------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 1                                          500,000             590,000
-------------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                               300,000             327,750
-------------------------------------------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                                                             500,000             548,750
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                        500,000             561,250
-------------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                              150,000             167,813
-------------------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                        400,000             386,000
-------------------------------------------------------------------------------------------------------------------------
 Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14 11                                        175,000             171,500
-------------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                       100,000             110,750
-------------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                        200,000             219,000
-------------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                          200,000             231,000
                                                                                                        -----------------
                                                                                                              4,291,563

-------------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.1%
 Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                                   150,000             150,000
-------------------------------------------------------------------------------------------------------------------------
 MEDIA--4.6%
 Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03 6,10                                                    250,000             261,250
 9.875% Sr. Nts., Series B, 3/1/07 6,10                                                     300,000             325,500
 10.25% Sr. Unsec. Nts., 11/1/06 6,10                                                       100,000             107,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 6,10                                                  300,000             334,500
 10.875% Sr. Unsec. Nts., 10/1/10 6,10                                                      100,000             109,500
-------------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                        800,000             820,000
-------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                360,000             378,000
-------------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                   200,000             211,000



                    8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 8.625% Sr. Unsec. Nts., 4/1/09                                                     $     1,300,000     $     1,085,500
 11.125% Sr. Unsec. Nts., 1/15/11                                                           400,000             354,000
-------------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                        100,000             110,000
-------------------------------------------------------------------------------------------------------------------------
 Cinemark, Inc., 0%/9.75% Sr. Disc. Nts., 3/15/14 11,12                                     200,000             126,250
-------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                        625,000             653,125
-------------------------------------------------------------------------------------------------------------------------
 DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
 8.375% Sr. Unsec. Nts., 3/15/13                                                            400,000             449,000
-------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                       750,000             814,688
-------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                 600,000             629,250
-------------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                            100,000             106,500
-------------------------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts., 12/15/10                     400,000             446,000
-------------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                                        200,000             203,000
-------------------------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                         150,000             148,500
-------------------------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 7                              100,000             110,500
-------------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                        600,000             600,000
-------------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                     380,000             476,826
-------------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                                              400,000             454,000
-------------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 11                                                    500,000             496,250
-------------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 11                       200,000             239,000
-------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                             200,000             222,500
-------------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12                                                         1,200,000           1,281,000
 8.75% Sr. Sub. Nts., 12/15/11                                                              300,000             331,500
-------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,  11/1/09                   300,000             318,750
-------------------------------------------------------------------------------------------------------------------------
 Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                  100,000             109,250
-------------------------------------------------------------------------------------------------------------------------
 Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                                        100,000             104,500
-------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
 12.75% Sr. Sub. Nts., 11/15/09                                                             300,000             301,500
                                                                                                        -----------------
                                                                                                             12,718,639

-------------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.2%
 Saks, Inc., 9.875% Nts., 10/1/11                                                           400,000             479,000
-------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.4%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                   200,000             209,000
-------------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                 400,000             412,500
-------------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                         300,000             310,125
-------------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11 7                             150,000             175,500
                                                                                                        -----------------
                                                                                                              1,107,125

                    9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.3%
 Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 11                                     $       150,000     $       146,250
-------------------------------------------------------------------------------------------------------------------------
 Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 7,13                                     460,574                  46
-------------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                                           200,000             183,000
 12.25% Sr. Nts., 12/15/12                                                                  250,000             225,000
-------------------------------------------------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 11                                        150,000             160,875
-------------------------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10                                                      100,000             105,500
                                                                                                        -----------------
                                                                                                                820,671

-------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--1.7%
-------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.0%
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                  100,000             109,500
-------------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.4%
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                                       341,000             382,019
-------------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 6,7,10                                                     500,000              70,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 6,7,10                                     200,000               1,250
-------------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,  12/15/11                   200,000             174,500
-------------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10                                                               250,000             271,250
 9.50% Sr. Sec. Nts., 2/15/11                                                               100,000             112,750
                                                                                                        -----------------
                                                                                                              1,011,769

-------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.6%
 Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                     100,000             106,000
-------------------------------------------------------------------------------------------------------------------------
 Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                                            200,000             222,000
-------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 7                                              200,000             212,000
-------------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc., 8.875% Sr. Unsec. Nts., 3/15/11                                        50,000              53,500
-------------------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                100,000             110,000
-------------------------------------------------------------------------------------------------------------------------
 Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13 11                              200,000             209,750
-------------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                       400,000             427,000
 8% Sr. Nts., Series B, 10/15/09                                                            300,000             332,250
                                                                                                        -----------------
                                                                                                              1,672,500

-------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.7%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 7                                                600,000             627,000
-------------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07 7                   300,000             306,438
-------------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 8% Sr. Sec. Nts., 3/1/11 11                                        300,000             316,500
-------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                                 500,000             565,000
-------------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 6,7,10                      400,000                  --
                                                                                                        -----------------
                                                                                                              1,814,938

                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 ENERGY--1.6%
-------------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.4%
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                    $       750,000     $       826,875
-------------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                       100,000             106,500
-------------------------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                           200,000             215,500
                                                                                                        -----------------
                                                                                                              1,148,875

-------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--1.2%
 Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                   336,000             342,720
-------------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                   200,000             215,000
-------------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                              600,000             663,000
-------------------------------------------------------------------------------------------------------------------------
 GulfTerra Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                               108,000             120,960
 10.625% Sr. Sub. Nts., 12/1/12                                                             134,000             165,490
-------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 8.50% Unsub. Nts., 2/15/08                             265,000             298,125
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                                     200,000             229,935
-------------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 7                                     500,000             575,000
-------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., 8% Sr. Sec. Nts., 4/15/08                                          100,000             108,250
-------------------------------------------------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512 principal amount of
 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom Brown
 Resources Funding Corp., 7.25% sr. sub. nts., due 2013) 14                                 100,000             114,000
-------------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                              200,000             225,500
-------------------------------------------------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                  100,000             115,038
                                                                                                        -----------------
                                                                                                              3,173,018

-------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--1.4%
-------------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--0.3%
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                  100,000              86,500
-------------------------------------------------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                        200,000             227,000
-------------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08               800,000             528,000
                                                                                                        -----------------
                                                                                                                841,500

-------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--0.1%
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                  300,000             341,250
-------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.4%
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                             400,000             241,000
-------------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                    250,000             301,250
-------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts., 12/15/14                    410,000             430,500
                                                                                                        -----------------
                                                                                                                972,750

-------------------------------------------------------------------------------------------------------------------------
 INSURANCE--0.1%
 Arbor I Ltd., 16.61% Nts., 6/15/06 7,15                                                    250,000             252,700


                   11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--0.5%
 Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                             $       285,000     $       305,663
-------------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                                  400,000             446,000
-------------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                700,000             731,500
                                                                                                        -----------------
                                                                                                              1,483,163

-------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--2.2%
-------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                        174,000             189,660
-------------------------------------------------------------------------------------------------------------------------
 Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 11                       150,000             154,125
-------------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                          400,000             436,000
                                                                                                        -----------------
                                                                                                                779,785

-------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.9%
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                       100,000             103,000
-------------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10 7                    100,000             111,500
-------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08 7                             900,000             979,875
-------------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12                                                     800,000             812,000
-------------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                            200,000             228,000
-------------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                      600,000             672,000
-------------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09 7                   259,000             302,383
-------------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 11                               150,000             156,000
-------------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                400,000             428,000
-------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 5.375% Sr. Unsec. Nts., 11/15/06                                                           100,000              95,250
 6.375% Sr. Nts., 12/1/11                                                                   237,000             207,968
-------------------------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                             700,000             779,625
-------------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                            200,000             238,000
                                                                                                        -----------------
                                                                                                              5,113,601

-------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.0%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                                 100,000              90,500
-------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--4.1%
-------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.5%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                             200,000             221,000
-------------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.50% Sr. Unsec. Nts., 10/1/10                                                             100,000             109,000
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        200,000             194,000
-------------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                                125,000             140,625
-------------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                      150,000             164,250
-------------------------------------------------------------------------------------------------------------------------
 TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                            200,000             212,500


                   12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13                                                           $       134,000     $       154,100
 11% Sr. Sub. Nts., 2/15/13                                                                  97,000             115,915
-------------------------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 11                                  100,000             102,000
                                                                                                        -----------------
                                                                                                              1,413,390

-------------------------------------------------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08 6,10                                                               200,000             103,000
 9.375% Sr. Unsec. Nts., 11/15/06 6,10                                                      300,000             154,500
                                                                                                        -----------------
                                                                                                                257,500

-------------------------------------------------------------------------------------------------------------------------
 AIRLINES--0.8%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                     1,000,000           1,000,000
-------------------------------------------------------------------------------------------------------------------------
 ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 11                                       1,260,000           1,104,075
                                                                                                        -----------------
                                                                                                              2,104,075

-------------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.1%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                   100,000             112,000
-------------------------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                         156,000             175,500
-------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                         100,000             112,750
                                                                                                        -----------------
                                                                                                                400,250

-------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.4%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                                                   200,000             216,000
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                    34,000              35,445
 8.50% Sr. Sub. Nts., 12/1/08                                                               500,000             558,750
-------------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 6,10                                    400,000              71,000
-------------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                    300,000             331,500
-------------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 7                                200,000             179,000
-------------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09                                      100,000             113,250
-------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 7                       600,000             607,500
-------------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09 7                          192,000             195,999
-------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                300,000             331,500
-------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05 7                                                          400,000             378,000
-------------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 6,7,10                                   50,000               2,500
-------------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                    100,000             108,500
-------------------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 6.50% Sr. Nts., 2/15/12 11                                                                 300,000             291,000
 7% Sr. Sub. Nts., 2/15/14 11                                                               400,000             374,000
                                                                                                        -----------------
                                                                                                              3,793,944

                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.0%
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 7                                       $       100,000     $       113,500
-------------------------------------------------------------------------------------------------------------------------
 MACHINERY--0.8%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                   215,000             269,825
-------------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                  500,000             550,000
-------------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09 7                                                  100,000             111,500
-------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07               500,000             490,000
-------------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                                                          400,000             425,000
-------------------------------------------------------------------------------------------------------------------------
 Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                           200,000             224,000
-------------------------------------------------------------------------------------------------------------------------
 Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 11                                       150,000             146,625
                                                                                                        -----------------
                                                                                                              2,216,950

-------------------------------------------------------------------------------------------------------------------------
 MARINE--0.3%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                   300,000             349,500
-------------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 6,7,10          750,000             386,250
                                                                                                        -----------------
                                                                                                                735,750

-------------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.1%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                            200,000             207,000
-------------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.0%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                           100,000             107,750
-------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.0%
-------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.2%
 MCI, Inc.:
 5.908% Sr. Unsec. Nts., 5/1/07                                                              33,000              32,794
 6.688% Sr. Unsec. Nts., 5/1/09                                                              33,000              31,515
 7.735% Sr. Unsec. Nts., 5/1/14                                                              28,000              26,110
-------------------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 6,7,10                1,150,000             408,250
                                                                                                        -----------------
                                                                                                                498,669

-------------------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.2%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                      400,000             434,000
-------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 7                                 300,000             333,750
-------------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 6,7,10                                           800,000                  --
                                                                                                        -----------------
                                                                                                                333,750

-------------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.0%
 Globix Corp., 11% Sr. Nts., 4/26/08 7                                                       38,638              34,967
-------------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 6,7,10                        160,138                  16
-------------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 6,7,10 [EUR]                                               500,000              25,099
 11% Sr. Nts., 8/1/09 6,7,10                                                                540,935              29,751
                                                                                                        -----------------
                                                                                                                 89,833

                   14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 IT SERVICES--0.2%
 Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                  $       500,000     $       515,000
-------------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 11                                             50,000              57,250
                                                                                                        -----------------
                                                                                                                572,250

-------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                               194,000             228,435
-------------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                300,000             322,500
-------------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09              200,000             218,000
                                                                                                        -----------------
                                                                                                                768,935

-------------------------------------------------------------------------------------------------------------------------
 MATERIALS--4.1%
-------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.0%
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09                                                             200,000             211,500
 10.625% Sr. Unsec. Nts., 5/1/11                                                            200,000             225,000
-------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts., 12/31/09 5              300,000             152,250
-------------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                        600,000             670,500
-------------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09 7                                      200,000             223,000
-------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co., 9.875% Sec. Nts., Series B, 5/1/07                                  400,000             422,000
-------------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                              200,000             206,000
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.663% Sr. Sec. Nts., 12/31/06 7,15                                     27,687              26,303
-------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 7                                                              204,568             198,431
 11.25% Sr. Sub. Nts., 8/15/06 6,7,10                                                       200,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                           200,000             220,500
                                                                                                        -----------------
                                                                                                              2,555,484

-------------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.1%
 Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                    200,000             228,000
-------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.5%
 Ball Corp.:
 6.875% Sr. Unsec. Nts., 12/15/12                                                           150,000             159,000
 7.75% Sr. Unsec. Nts., 8/1/06                                                              300,000             322,500
-------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11                                                                    250,000             277,500
 9.50% Sr. Sub. Nts., 8/15/13                                                               200,000             226,000
-------------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                    450,000             483,750
-------------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 8.75% Sr. Sec. Nts., 11/15/12                                                              500,000             548,750
 8.875% Sr. Sec. Nts., 2/15/09                                                              900,000             982,125
-------------------------------------------------------------------------------------------------------------------------
 Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 11,12                                200,000             168,000

                   15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Stone Container Corp.:
 9.25% Sr. Unsec. Nts., 2/1/08                                                      $       250,000     $       278,750
 9.75% Sr. Unsec. Nts., 2/1/11                                                              400,000             446,000
-------------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                         250,000             271,250
                                                                                                        -----------------
                                                                                                              4,163,625

-------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.3%
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 11                                        200,000             207,000
-------------------------------------------------------------------------------------------------------------------------
 California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14 11                             200,000             196,000
-------------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08 7                                      400,000             449,000
-------------------------------------------------------------------------------------------------------------------------
 IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                      200,000             214,500
-------------------------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                      400,000             450,000
-------------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 6,7,10              500,000             487,500
-------------------------------------------------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 11                                  250,000             275,000
-------------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                     200,000             106,000
-------------------------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                            200,000             208,000
-------------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                            200,000             209,000
-------------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                              200,000             224,500
-------------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                               100,000             114,750
-------------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                                                    168,000             191,100
 10.75% Sr. Nts., 8/1/08                                                                    260,000             305,500
                                                                                                        -----------------
                                                                                                              3,637,850

-------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.2%
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                         50,000              53,500
-------------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                                     500,000             566,250
                                                                                                        -----------------
                                                                                                                619,750

-------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.4%
-------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 6,7,10                                           249,878                  25
-------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 7,9                                      495,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Dex Media East LLC/Dex Media East Finance Co.,
 9.875% Sr. Unsec. Nts., 11/15/09                                                           100,000             112,625
-------------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10 11                                                                 150,000             163,500
 9.875% Sr. Sub. Nts., 8/15/13 11                                                           300,000             330,000
-------------------------------------------------------------------------------------------------------------------------
 Dex Media, Inc., 8% Nts., 11/15/13 11                                                       50,000              48,750
-------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp., Escrow Shares 9                                                 75,000                  --
-------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                      250,000             266,250
-------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., 10.50% Sr. Disc. Nts., 12/1/08                               125,000              88,750


                   16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Nextlink Communications, Inc.:
 Escrow Shares, 3/15/08 7,9                                                         $       250,000     $            --
 Escrow Shares, 11/15/08 7,9                                                                200,000                  --
 Escrow Shares, 6/1/09 7,9                                                                  200,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Qwest Corp., 8.875% Nts., 3/15/12 11                                                       200,000             213,500
-------------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 6,7,10                                            200,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 6,7,10                                         195,000                  --
                                                                                                        -----------------
                                                                                                              1,223,400

-------------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--2.0%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                     200,000             220,000
-------------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 5                          400,000             293,000
-------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 6,7,10                          554,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13                                                                  300,000             310,500
-------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                  200,000             228,000
-------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                      200,000             157,500
-------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 6,7,10,12                                         200,000              29,000
 12.50% Sr. Nts., 4/15/10 6,7,10                                                            400,000              71,000
-------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15                                                                    140,000             146,125
 9.375% Sr. Unsec. Nts., 11/15/09                                                         2,000,000           2,172,500
-------------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 7,9                                              175,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                                    600,000             570,000
 9.875% Sr. Nts., 2/1/10                                                                    200,000             206,500
-------------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13                                                              200,000             209,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                       100,000              92,750
-------------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 12              500,000             500,000
-------------------------------------------------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                     250,000             258,125
                                                                                                        -----------------
                                                                                                              5,464,000

-------------------------------------------------------------------------------------------------------------------------
 UTILITIES--2.6%
-------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.8%
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                      418,500             466,628
-------------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                                                   550,000             459,250
 8.75% Sr. Nts., 7/15/07                                                                    200,000             150,000
 9.875% Sr. Sec. Nts., 12/1/11 11                                                           600,000             558,000
-------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.75% Sr. Nts., 8/1/10 11                                                                  100,000             101,500
 9.875% Sr. Unsec. Nts., 10/15/07                                                           900,000             990,000


                   17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                $       200,000     $       211,000
-------------------------------------------------------------------------------------------------------------------------
 ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11 7                    458,000             474,030
-------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 6,10                         600,000             438,000
-------------------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10                                                                100,000             109,000
-------------------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 11                                               200,000             214,000
-------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10                                                               350,000             376,250
 9.50% Sr. Sec. Nts., 7/15/13                                                               150,000             163,500
-------------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07 7                                      275,000             314,875
                                                                                                        -----------------
                                                                                                              5,026,033

-------------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11                                                  200,000             220,500
-------------------------------------------------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08                                                                   100,000             104,500
 7.75% Sr. Nts., 5/15/13                                                                    100,000             105,500
-------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                             100,000             105,000
                                                                                                        -----------------
                                                                                                                535,500

-------------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.6%
 Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                           150,000             106,500
-------------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co., 7.375% Nts., 9/15/23                                                 200,000             203,278
-------------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 10.125% Sr. Sec. Nts., 7/15/13 11                                   400,000             440,000
-------------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                              475,000             453,625
-------------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
 Series A, 6/30/12 7                                                                        133,335             137,418
-------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 8.625% Sr. Nts., 6/1/10                                         200,000             221,000
                                                                                                        -----------------
                                                                                                              1,561,821
                                                                                                        -----------------
                                                                                                             87,690,356

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.7%
 Dobson Communications Corp., 6% Cv., Series F (converts into
 Dobson Communications Corp., Cl. A common stock), Non-Vtg.                                     600              71,517
-------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 6,7,13                           249                  25
-------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 6,7                4,000             353,000
-------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp., Cv., Series A 6,7                                                  403               4,070
-------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 6,7,13                            3                 113
-------------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg. 6,7,13                                                                              3,031                  --

                   18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                                           MARKET VALUE
                                                                                           SHARES           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS Continued
 Paxson Communications Corp.:
 14.25% Cum. Jr. Exchangeable, Non-Vtg. 13                                                       38     $       356,250
 14.25% Cum. 6,13                                                                                 1               8,767
-------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Real Estate Investment Trust, 11%                                               4,000             240,000
-------------------------------------------------------------------------------------------------------------------------
 PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                          4                  30
-------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 6,13                                    115             101,488
-------------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 7                             5,750             823,688
                                                                                                        -----------------
                                                                                                              1,958,948

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--0.3%
 Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
 Securities, Series 2004-1, 9.051%, 6/1/14 7,16                                     $       520,000             516,672
-------------------------------------------------------------------------------------------------------------------------
 Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
 5.12%, 5/16/05 11,15                                                                       250,000             252,053
                                                                                                        -----------------
                                                                                                                768,725
                                                                                                        -----------------
 Total Corporate Sector (Cost $91,199,448)                                                                   91,739,847

                                                                                              UNITS
-------------------------------------------------------------------------------------------------------------------------
 CONVERTIBLE SECTOR--1.4%
-------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--1.4%
 AboveNet, Inc. Wts.:
 Exp. 9/8/08 6,7                                                                                 78               1,796
 Exp. 9/8/10 6,7                                                                                 92               2,037
-------------------------------------------------------------------------------------------------------------------------
 American Tower Corp. Wts., Exp. 8/1/08 6,7                                                     400              63,800
-------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts., Exp. 9/1/04 6                                                  1,936                 130
-------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 6,7                                                          300                   3
-------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 6,7                                               600                  --
-------------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 6,7                                         800                  --
-------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 6,7                                            700                   7
-------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp. Wts.:
 Exp. 6/19/06 6,7                                                                               158                 569
 Exp. 6/19/08 6                                                                                 792                  --
-------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 6,7                                                     1,000                  --
-------------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 6,7                                              4,125                  41
-------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 6,7                                                                             6,035                  91
 Exp. 5/16/06 6,7                                                                                 9                  --
-------------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 6,7                                                           720                  --
-------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 6,7                                       400                  --
-------------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 6,7                                       400                  --
-------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 6,7                                       975                  10



                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                             MARKET VALUE
                                                                                              UNITS            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 6,7                                             700     $             7
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free (except for Japan)
 Wts., Exp. 3/4/05 6                                                                         58,900             915,995
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket of Countries (except for Japan)
 Wts., Exp. 3/4/05 6                                                                         86,269           1,248,778
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital III, Inc. All Country Asia Free (except for Japan)
 Wts., Exp. 3/4/05 6                                                                        113,943           1,445,948
-------------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 6,7                                                            500                   5
-------------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                                   6,738               6,671
-------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05 6,7                                                  6,400                  --
-------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 6,7                                 200                  --
-------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 6,7                                               413                 207
-------------------------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 6,7                                            500                 243
-------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 6                                                                   2,188               4,157
 Cl. B Wts., Exp. 1/16/10 6                                                                   1,641               2,297
 Cl. C Wts., Exp. 1/16/10 6                                                                   1,641               1,625
                                                                                                        -----------------
 Total Convertible Sector (Cost $2,606,069)                                                                   3,694,417

                                                                                             SHARES
-------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL SECTOR--35.8%
-------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--0.7%
 AES Drax Group Ltd. 6                                                                        3,000                  --
-------------------------------------------------------------------------------------------------------------------------
 Banco Bradesco SA, Sponsored ADR                                                             2,702             109,836
-------------------------------------------------------------------------------------------------------------------------
 Banco Itau Holding Financeira SA, ADR                                                        2,620             103,857
-------------------------------------------------------------------------------------------------------------------------
 Bank Pekao SA, GDR                                                                           4,838             148,793
-------------------------------------------------------------------------------------------------------------------------
 Brasil Telecom Participacoes SA, ADR                                                         4,715             146,165
-------------------------------------------------------------------------------------------------------------------------
 Cesky Telecom AS, GDR                                                                        9,495             123,376
-------------------------------------------------------------------------------------------------------------------------
 COLT Telecom Group plc, ADR 6                                                                7,020              36,434
-------------------------------------------------------------------------------------------------------------------------
 Companhia de Bebidas das Americas, ADR                                                       8,610             161,524
-------------------------------------------------------------------------------------------------------------------------
 Gedeon Richter Rt, Sponsored GDR                                                               649              66,005
-------------------------------------------------------------------------------------------------------------------------
 KGHM Polska Miedz SA, GDR 6                                                                  3,784              51,357
-------------------------------------------------------------------------------------------------------------------------
 Komercni Banka AS, GDR                                                                       5,844             210,849
-------------------------------------------------------------------------------------------------------------------------
 Magyar Tavkozlesi Rt, Sponsored ADR                                                          4,512              93,037
-------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A 6                                                      7                 125
-------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B 6                                                  1,855              33,451
-------------------------------------------------------------------------------------------------------------------------
 MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR                                                2,759             103,463
-------------------------------------------------------------------------------------------------------------------------
 OTP Bank Rt, GDR 6                                                                           5,456             202,670
-------------------------------------------------------------------------------------------------------------------------
 Polski Koncern Naftowy Orlen SA, GDR                                                        10,870             153,259


                   20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                                           MARKET VALUE
                                                                                           SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
 Telekomunikacja Polska SA, GDR                                                              36,957     $       148,907
-------------------------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 6,7                                                              763                 973
                                                                                                        -----------------
                                                                                                              1,894,081

                                                                                          PRINCIPAL
                                                                                           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--2.7%
-------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--0.4%
-------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.2%
 Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                   $       333,000             342,158
-------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                200,000             226,500
                                                                                                        -----------------
                                                                                                                568,658

-------------------------------------------------------------------------------------------------------------------------
 MEDIA--0.2%
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                     200,000             221,500
-------------------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10                                              300,000             351,750
                                                                                                        -----------------
                                                                                                                573,250

-------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--0.3%
-------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.3%
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 7 [GBP]                         500,000             957,610
-------------------------------------------------------------------------------------------------------------------------
 ENERGY--0.7%
-------------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.5%
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                        1,200,000           1,194,000
-------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--0.2%
 Pemex Project Funding Master Trust, 6.625% Nts., 4/4/10 [EUR]                              460,000             584,373
-------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--0.0%
-------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.0%
 Noteco Ltd.:
 6.18% Nts., Series B, 6/30/25 15 [GBP]                                                      15,000              22,211
 6.68% Nts., Series A1, 6/30/15 15 [GBP]                                                     17,000              29,732
                                                                                                        -----------------
                                                                                                                 51,943

-------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--0.2%
-------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.0%
 Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                                            100,000             101,500
-------------------------------------------------------------------------------------------------------------------------
 MARINE--0.0%
 Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 11                            174,785              47,856
-------------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.2%
 Stena AB:
 7.50% Sr. Unsec. Nts., 11/1/13                                                             232,000             242,440
 9.625% Sr. Nts., 12/1/12                                                                   150,000             169,500
                                                                                                        -----------------
                                                                                                                411,940

                   21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 MATERIALS--0.6%
-------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--0.0%
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                  $        87,434     $        82,625
-------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.3%
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11                                                                300,000             337,875
 10.875% Sr. Sec. Nts., 3/1/13                                                              100,000             117,000
-------------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                             200,000             226,000
                                                                                                        -----------------
                                                                                                                680,875

-------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--0.1%
 Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 11                                           250,000             256,250
-------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.2%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                             225,000             244,391
-------------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 6,7,10                                      750,000             266,250
                                                                                                        -----------------
                                                                                                                510,641

-------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.5%
-------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 6,7,10 [EUR]                                600,000                  72
-------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.875% Sr. Disc. Nts., 4/15/09 6,10,12 [GBP]                                            200,000             170,242
 9.25% Sr. Disc. Nts., 4/15/09 10                                                           100,000              52,500
 11.25% Sr. Nts., 11/1/08 6,10                                                              700,000             441,000
-------------------------------------------------------------------------------------------------------------------------
 Telus Corp., 7.50% Nts., 6/1/07                                                            596,000             659,060
                                                                                                        -----------------
                                                                                                              1,322,874

-------------------------------------------------------------------------------------------------------------------------
 UTILITIES--0.0%
-------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.0%
 AES Corp. (The):
 5.22% Nts., 1/1/15 [GBP]                                                                    20,000              40,964
 6.22% Nts., 1/1/20 [GBP]                                                                     3,000               6,145
                                                                                                        -----------------
                                                                                                                 47,109
                                                                                                        -----------------
                                                                                                              7,391,504

-------------------------------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--25.3%
-------------------------------------------------------------------------------------------------------------------------
 ARGENTINA--1.5%
 Argentina (Republic of) Bonds:
 5/3/05 10                                                                                   42,000              40,688
 1.234%, 8/3/12 15                                                                        4,620,000           3,012,513
 2%, 9/30/08 7 [ARP]                                                                        445,500             148,754
 Series PRE8, 2%, 1/3/10 6,7,10 [ARP]                                                       810,000             352,622
 Series PR12, 2%, 1/3/16 6,7,10 [ARP]                                                       551,273             197,888
-------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 3/31/23 6,10                                          185,000              96,663


                   22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 ARGENTINA CONTINUED
 Argentina (Republic of) Letras del Banco Central de la Republica
 Treasury Bills, 14.75%, 10/8/04 5 [ARP]                                                     14,000     $         4,827
-------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 3/31/23 6,10                                            235,000             122,788
-------------------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion
 de Deudas, Series PBA1, 4/1/07 7,10 [ARP]                                                   61,158              24,571
                                                                                                        -----------------
                                                                                                              4,001,314

-------------------------------------------------------------------------------------------------------------------------
 AUSTRIA--1.0%
 Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                        1,465,000           2,082,817
-------------------------------------------------------------------------------------------------------------------------
 Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                                 470,000             600,201
                                                                                                        -----------------
                                                                                                              2,683,018

-------------------------------------------------------------------------------------------------------------------------
 BELGIUM--2.0%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                                                                          360,000             460,076
 Series 19, 6.50%, 3/31/05 [EUR]                                                            730,000             908,954
 Series 26, 6.25%, 3/28/07 [EUR]                                                          1,465,000           1,919,142
 Series 28, 5.75%, 3/28/08 [EUR]                                                            550,000             720,497
 Series 32, 3.75%, 3/28/09 [EUR]                                                            750,000             910,121
 Series 35, 5.75%, 9/28/10 [EUR]                                                            450,000             599,046
                                                                                                        -----------------
                                                                                                              5,517,836

-------------------------------------------------------------------------------------------------------------------------
 BRAZIL--1.4%
 Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 15                        6,471               5,856
-------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                                                               3,776,319           3,481,294
-------------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds, Cl. B, 8.875%, 4/15/24                   536,000             432,820
                                                                                                        -----------------
                                                                                                              3,919,970

-------------------------------------------------------------------------------------------------------------------------
 COLOMBIA--0.1%
 Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                                315,000             278,775
-------------------------------------------------------------------------------------------------------------------------
 DENMARK--0.3%
 Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                             5,400,000             889,011
-------------------------------------------------------------------------------------------------------------------------
 FINLAND--0.1%
 Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                         115,000             138,413
-------------------------------------------------------------------------------------------------------------------------
 FRANCE--1.3%
 France (Government of) Obligations Assimilables du Tresor Bonds:
 5.50%, 10/25/07 [EUR]                                                                      465,000             601,789
 5.50%, 10/25/10 [EUR]                                                                      245,000             322,564
 5.75%, 10/25/32 [EUR]                                                                    1,070,000           1,447,331
-------------------------------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3 yr., 3.50%, 1/12/05 [EUR]                                                                945,000           1,143,779
 5 yr., 4.75%, 7/12/07 [EUR]                                                                 50,000              63,221
                                                                                                        -----------------
                                                                                                              3,578,684

                   23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 GERMANY--5.5%
 Germany (Republic of) Bonds:
 2%, 6/17/05 [EUR]                                                                          950,000     $     1,136,330
 5.375%, 1/4/10 [EUR]                                                                       765,000             999,624
 Series 01, 5%, 7/4/11 [EUR]                                                              1,600,000           2,049,384
 Series 140, 4.50%, 8/17/07 [EUR]                                                           730,000             915,911
 Series 143, 3.50%, 10/10/08 [EUR]                                                        7,765,000           9,377,644
 Series 144, 3.25%, 4/17/09 [EUR]                                                           470,000             558,596
                                                                                                        -----------------
                                                                                                             15,037,489

-------------------------------------------------------------------------------------------------------------------------
 GREAT BRITAIN--0.6%
 United Kingdom Treasury Nts., 7.50%, 12/7/06 [GBP]                                         885,000           1,672,998
-------------------------------------------------------------------------------------------------------------------------
 GREECE--1.1%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08 [EUR]                                                                       930,000           1,124,949
 5.35%, 5/18/11 [EUR]                                                                     1,095,000           1,421,895
-------------------------------------------------------------------------------------------------------------------------
 Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                                265,000             333,241
                                                                                                        -----------------
                                                                                                              2,880,085

-------------------------------------------------------------------------------------------------------------------------
 GUATEMALA--0.2%
 Guatemala (Republic of) Nts.:
 10.25%, 11/8/11 11                                                                         170,000             197,200
 10.25%, 11/8/11                                                                            205,000             237,800
                                                                                                        -----------------
                                                                                                                435,000

-------------------------------------------------------------------------------------------------------------------------
 IRELAND--0.2%
 Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                                 420,000             498,642
-------------------------------------------------------------------------------------------------------------------------
 ITALY--2.2%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
 4%, 3/1/05 [EUR]                                                                           290,000             353,026
 4.50%, 3/1/07 [EUR]                                                                        460,000             576,405
 5%, 10/15/07 [EUR]                                                                       2,475,000           3,153,822
 5%, 2/1/12 [EUR]                                                                           740,000             942,961
 5.25%, 12/15/05 [EUR]                                                                      860,000           1,077,111
                                                                                                        -----------------
                                                                                                              6,103,325

-------------------------------------------------------------------------------------------------------------------------
 IVORY COAST--0.0%
 Ivory Coast (Government of) Past Due Interest Bonds,
 695.40%, 3/29/18 6,7,10 [FRF]                                                            3,857,000             129,518
-------------------------------------------------------------------------------------------------------------------------
 JAPAN--1.9%
 Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                    572,000,000           5,207,867
-------------------------------------------------------------------------------------------------------------------------
 MEXICO--0.4%
 United Mexican States Bonds:
 7.50%, 4/8/33                                                                              470,000             466,475
 8.30%, 8/15/31                                                                             230,000             247,365
 11.375%, 9/15/16                                                                            45,000              63,338
-------------------------------------------------------------------------------------------------------------------------
 United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]              40,000,000             406,398
                                                                                                        -----------------
                                                                                                              1,183,576

                   24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NIGERIA--0.1%
 Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                     $       140,000     $       124,600
-------------------------------------------------------------------------------------------------------------------------
 Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                   146,748             138,239
                                                                                                        -----------------
                                                                                                                262,839

-------------------------------------------------------------------------------------------------------------------------
 PHILIPPINES--0.1%
 Philippines (Republic of) Bonds, 8.375%, 2/15/11                                           263,000             266,038
-------------------------------------------------------------------------------------------------------------------------
 POLAND--0.7%
 Poland (Republic of) Bonds, Series 0K0805, 5.24%, 8/12/05 5 [PLZ]                        8,030,000           1,837,221
-------------------------------------------------------------------------------------------------------------------------
 PORTUGAL--0.5%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]                265,000             336,105
-------------------------------------------------------------------------------------------------------------------------
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
 Bonds, 5.85%, 5/20/10 [EUR]                                                                805,000           1,075,539
                                                                                                        -----------------
                                                                                                              1,411,644

-------------------------------------------------------------------------------------------------------------------------
 RUSSIA--1.0%
 Ministry Finance of Russia Debs., Series V, 3%, 5/14/08                                  1,745,000           1,545,023
-------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts., 10%, 6/26/07                                        965,000           1,097,688
-------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30 15                                               4,750               4,363
                                                                                                        -----------------
                                                                                                              2,647,074

-------------------------------------------------------------------------------------------------------------------------
 SOUTH AFRICA--0.3%
 South Africa (Republic of) Unsec. Nts., 8.375%, 10/17/06                                   730,000             810,300
-------------------------------------------------------------------------------------------------------------------------
 SPAIN--1.2%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
 5.35%, 10/31/11 [EUR]                                                                      370,000             483,855
 5.75%, 7/30/32 [EUR]                                                                       840,000           1,134,863
-------------------------------------------------------------------------------------------------------------------------
 Spain (Kingdom of) Treasury Bills, 1.98%, 6/18/04 5 [EUR]                                1,445,000           1,727,647
                                                                                                        -----------------
                                                                                                              3,346,365

-------------------------------------------------------------------------------------------------------------------------
 SWEDEN--0.7%
 Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                               14,805,000           2,031,844
-------------------------------------------------------------------------------------------------------------------------
 THE NETHERLANDS--0.5%
 Netherlands (Kingdom of the) Bonds:
 5%, 7/15/11 [EUR]                                                                          250,000             320,216
 5.50%, 1/15/28 [EUR]                                                                       735,000             956,766
                                                                                                        -----------------
                                                                                                              1,276,982

-------------------------------------------------------------------------------------------------------------------------
 TURKEY--0.2%
 Turkey (Republic of) Nts., 7.20%, 2/16/06 [JPY]                                         60,000,000             581,759
-------------------------------------------------------------------------------------------------------------------------
 URUGUAY--0.0%
 Uruguay (Republic of) Treasury Bills, Series UYP1, 14.20%, 6/7/04 5 [UYU]                1,770,000              58,613
-------------------------------------------------------------------------------------------------------------------------
 VENEZUELA--0.2%
 Venezuela (Republic of) Disc. Bonds, Series W-A, 2.063%, 3/31/20 15                        775,000             623,875
                                                                                                        -----------------
                                                                                                             69,310,075

                   25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--1.1%
 Algeria (Republic of) Loan Participation Nts., 2%, 3/4/10 7,15                     $       287,000     $       282,695
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 7                     960,000             962,688
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan Participation Nts.:
 2.636%, 5/21/04 7,15                                                                       835,000             810,368
 2.636%, 3/25/05 7,15                                                                       965,000             907,583
                                                                                                        -----------------
                                                                                                              2,963,334

                                                              DATE           STRIKE       CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
 Euro Call 6,7                                              6/28/04           1.24EUR     6,350,000EUR           43,091
-------------------------------------------------------------------------------------------------------------------------
 Japanese Yen Call 6,7                                      5/13/04         102.50JPY   207,000,000JPY               41
                                                                                                        -----------------
                                                                                                                 43,132

                                                                                             SHARES
-------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 6,7,13                           8,756              17,512

                                                                                              UNITS
-------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 6 [CAD]                                                                343               1,374
 Cl. B Wts., Exp. 5/1/08 6 [CAD]                                                                572               3,036
-------------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 6                                                               539               3,036
                                                                                                        -----------------
                                                                                                                  7,446

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--6.0%
 Citigroup Global Markets Holdings, Inc., Argentine Peso Unsec.
 Linked Nts., 7/6/04                                                                $       110,000             119,570
-------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., Brazilian Real Linked Nts.,
 23.17%, 5/20/04 5 [BRR]                                                                    290,307              97,899
-------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., Brazilian Real Unsec. Linked Nts.:
 0.79%, 9/15/04                                                                           2,785,000           2,788,899
 0.93%, 1/14/05                                                                             758,379             732,518
-------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc.,
 Colombia (Republic of) Unsec. Credit Linked Nts.:
 15%, 3/15/07 (linked to the Emerging Local Markets Index) [COP]                      1,476,565,000             603,833
 15%, 4/27/12 (linked to the Emerging Local Markets Index) [COP]                      1,485,000,000             604,541
 15%, 4/27/12 (linked to the Emerging Markets Bond Index) [COP]                         188,125,000              76,585
-------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., Peruvian Sol Unsec. Linked Nts.,
 0.77%, 7/14/04 [PEN]                                                                     1,585,088             452,278
-------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston, Inc. (Nassau Branch), U.S. Dollar/
 Philippine Peso Linked Nts., 12.50%, 3/5/12 15 [PHP]                                    32,130,000             587,577


                   26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES Continued
 Credit Suisse First Boston, Inc. (USA), U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.10%, 5/23/22 15                   $       540,000     $       525,582
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Brazil (Federal Republic of) 3 yr. Credit
 Linked Nts., 7.38%, 5/20/07 15                                                             100,000             100,000
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Brazil (Federal Republic of) 5 yr. Credit Linked Nts.,
 8.58%, 5/20/09 15                                                                        1,940,000           1,940,000
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesia (Republic of) Recapitalization Linked Nts.:
 13.15%, 3/22/10                                                                            310,059             337,396
 13.15%, 9/15/10                                                                            590,000             637,966
 14.275%, 12/22/13                                                                          235,030             273,319
 15.425%, 9/22/10                                                                           340,508             401,336
 14.275%, 12/23/13                                                                          345,000             411,520
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Moscow (City of) Linked Nts.:
 10%, 5/27/05 15 [RUR]                                                                    5,140,000             184,078
 15%, 9/2/05 [RUR]                                                                       15,165,000             576,946
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Turkey (Republic of) Treasury Bills Linked Nts.,
 24.43%, 4/29/05                                                                            515,037             386,313
-------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Nts.:
 7.32%, 12/20/06 15                                                                       1,295,000           1,312,742
 11.63%, 6/15/04 15                                                                         425,000             428,443
-------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked Nts.:
 7.81%, 9/20/05 15                                                                          565,000             576,922
 7.86%, 9/20/05 15                                                                          565,000             578,391
 7.96%, 9/20/05 15                                                                          565,000             577,374
-------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers International, Turkey (Republic of) Treasury Bills
 Total Return Linked Nts., 21.27%, 8/25/05                                                  480,000             332,976
-------------------------------------------------------------------------------------------------------------------------
 Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
 Series 2003-II, Cl. A, 7.11%, 6/15/06 7,15                                                 250,000             255,913
 Series 2003-II, Cl. B, 6.11%, 6/15/06 7,15                                                 250,000             255,088
 Series 2003-II, Cl. C, 6.86%, 6/15/06 7,15                                                 250,000             254,000
                                                                                                        -----------------
                                                                                                             16,410,005
                                                                                                        -----------------
 Total International Sector (Cost $98,737,341)                                                               98,037,089

-------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECTOR--25.4%
-------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--5.6%
-------------------------------------------------------------------------------------------------------------------------
 AUTO LOAN--4.1%
 Bank One Auto Securitization Trust, Automobile Receivable Certificates,
 Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                      355,401             355,348
-------------------------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
 Cl. A2, 1.45%, 11/25/05                                                                    286,934             287,267
-------------------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                                     293,520             293,710


                   27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 AUTO LOAN CONTINUED
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.26%, 1/16/06                                              $       140,288     $       140,364
 Series 2003-B, Cl. A2, 1.28%, 3/15/06                                                      219,347             219,429
-------------------------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                      630,000             630,797
 Series 2003-B, Cl. A2, 1.61%, 7/8/06                                                       570,000             570,461
-------------------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                       171,131             171,389
-------------------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                       94,699              94,903
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                      430,763             430,967
-------------------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
 Series 2003-1, Cl. A2, 1.46%, 9/19/05                                                      207,598             207,830
 Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                      700,000             700,685
 Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                      550,000             550,453
-------------------------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates,
 Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                     250,000             250,075
-------------------------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                     320,859             322,831
 Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                      470,000             470,546
-------------------------------------------------------------------------------------------------------------------------
 National City Auto Receivables Trust, Automobile Receivable
 Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                         220,000             219,794
-------------------------------------------------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
 Cl. A2, 1.69%, 12/15/05                                                                    370,000             370,636
-------------------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%, 5/16/05                                                      204,063             204,258
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                     643,644             644,000
 Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                      250,000             249,505
-------------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                      112,186             113,265
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                                                      347,820             348,099
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                      460,000             460,108
-------------------------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                     174,917             175,821
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                      328,391             328,536
 Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                      600,000             598,844
-------------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan
 Receivable Certificates:
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                     791,237             791,169
 Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                      310,000             310,251
-------------------------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
 Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                     650,000             650,336
                                                                                                        -----------------
                                                                                                             11,161,677

                   28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 CREDIT CARD--0.5%
 Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
 Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                             $       220,000     $       225,899
-------------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 7                     1,000,000           1,047,259
                                                                                                        -----------------
                                                                                                              1,273,158

-------------------------------------------------------------------------------------------------------------------------
 EQUIPMENT--0.1%
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,1.25%, 10/25/05                                        192,455             192,564
-------------------------------------------------------------------------------------------------------------------------
 HOME EQUITY LOAN--0.9%
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                                    39,981              39,990
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                      92,739              92,700
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                     314,873             315,276
 Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                     173,386             173,465
-------------------------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates,
 Home Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.18%, 8/25/17 15                                                  169,140             169,216
 Series 2003-4, Cl. 1A1, 1.22%, 9/25/17 15                                                  401,848             402,100
-------------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%, 1/25/33                                                      74,251              74,268
 Series 2003-2, Cl. AF1, 1.20%, 5/25/33 15                                                  148,730             148,796
 Series 2003-3, Cl. AF1, 1.22%, 8/25/33 7,15                                                217,969             218,072
-------------------------------------------------------------------------------------------------------------------------
 Principal Residential Mortgage Capital Resources Trust, Real Estate
 Mtg. Investment Conduit Participation Certificates, Series 2000-1,
 Cl. B, 2.75%, 6/20/05 7,15                                                               1,000,000             993,750
-------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Serie 2003-HS1, Cl. AI2, 1.20%, 1/25/33 15                          633                 634
                                                                                                        -----------------
                                                                                                              2,628,267
                                                                                                        -----------------
                                                                                                             15,255,666

-------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--16.9%
-------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--16.8%
 Federal Home Loan Mortgage Corp.:
 5%, 5/15/34 2                                                                            1,293,000           1,253,807
 5.50%, 1/1/34                                                                              159,401             159,338
 7%, 9/1/33-8/1/34                                                                        1,515,106           1,602,256
 7%, 5/1/34 2                                                                               250,000             264,063
 12%, 5/1/10-6/1/15                                                                         145,645             164,697
-------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 1669, Cl. G, 6.50%, 2/15/23                                                         134,620             136,961
 Series 2055, Cl. ZM, 6.50%, 5/15/28                                                        218,936             231,253
 Series 2080, Cl. Z, 6.50%, 8/15/28                                                         152,624             159,565
 Series 2102, Cl. VA, 6%, 10/15/09                                                          100,094             100,728


                   29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates: Continued
 Series 2387, Cl. PD, 6%, 4/15/30                                                   $       323,000     $       334,217
 Series 2430, Cl. ND, 6.50%, 1/15/31                                                      2,774,519           2,826,815
 Series 2466, Cl. PD, 6%, 4/15/30                                                           250,111             257,032
 Series 2491, Cl. PE, 6%, 12/15/27                                                          182,522             184,051
 Series 2498, Cl. PC, 5.50%, 10/15/14                                                        58,788              60,249
 Series 2500, Cl. FD, 1.60%, 3/15/32 15                                                     122,298             122,941
 Series 2526, Cl. FE, 1.50%, 6/15/29 15                                                     164,055             164,806
 Series 2551, Cl. FD, 1.50%, 1/15/33 15                                                     136,590             137,222
 Series 2551, Cl. TA, 4.50%, 2/15/18                                                        373,596             375,950
-------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 177, Cl. B, 1.572%, 7/1/26 17                                                       353,779              75,585
 Series 192, Cl. IO, 10.245%, 2/1/28 17                                                      65,361              13,867
 Series 200, Cl. IO, 8.687%, 1/1/29 17                                                       78,136              15,946
 Series 205, Cl. IO, 1.09%, 9/15/29 17                                                      453,351              96,010
 Series 2074, Cl. S, 28.643%, 7/17/28 17                                                     76,670               9,591
 Series 2079, Cl. S, 28.499%, 7/17/28 17                                                    120,707              15,002
 Series 208, Cl. IO, (31.261)%, 6/1/30 17                                                   411,092              83,285
 Series 2526, Cl. SE, 39.584%, 6/15/29 17                                                   213,531              26,227
-------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Principal-Only Stripped
 Mtg.-Backed Security:
 Series 199, Cl. PO, 5.38%, 8/1/28 18                                                       132,161             110,096
 Series 203, Cl. PO, 5.077%, 6/1/29 18                                                       79,009              65,440
 Series 217, Cl. PO, 6.955%, 2/1/32 18                                                       82,702              68,561
-------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                                                        27,417              27,380
 Series T-42, Cl. A2, 5.50%, 2/25/42                                                         36,718              36,933
-------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 5/1/34 2                                                                             1,960,000           1,899,362
 5.50%, 7/1/33-12/1/34                                                                    1,496,636           1,494,761
 5.50%, 6/18/19-5/13/34 2                                                                 7,582,000           7,623,812
 6.50%, 10/1/30                                                                              81,700              85,169
 6.50%, 1/1/29 1                                                                          1,838,330           1,916,400
 6.50%, 5/25/34 2                                                                         4,140,000           4,309,483
 7%, 9/1/29-11/1/33                                                                       2,143,094           2,271,677
 7%, 5/25/34 2                                                                           13,590,000          14,371,425
 7.50%, 6/1/10-9/1/29                                                                       322,506             345,505
 8.50%, 7/1/32                                                                               45,597              49,274
 11%, 7/1/16                                                                                 71,538              80,916
 13%, 6/1/15                                                                                201,851             233,517
-------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1998-63, Cl. PG, 6%, 3/25/27                                                         125,677             127,698
 Trust 2001-50, Cl. NE, 6%, 8/25/30                                                         209,045             215,948
 Trust 2001-70, Cl. LR, 6%, 9/25/30                                                         185,853             193,698



                   30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED CONTINUED
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
 Trust 2001-70, Cl. PD, 6%, 3/25/29                                                 $       190,000     $       194,366
 Trust 2001-72, Cl. NH, 6%, 4/25/30                                                         160,000             165,261
 Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          60,000              62,457
 Trust 2002-50, Cl. PD, 6%, 9/25/27                                                         140,000             144,692
 Trust 2002-73, Cl. PA, 5%, 1/25/17                                                         110,694             111,163
 Trust 2002-77, Cl. WF, 1.50%, 12/18/32 15                                                  229,015             229,839
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                      261,102             264,339
 Trust 2003-81, Cl. PA, 5%, 2/25/12                                                         117,526             119,648
-------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
 Trust 2002-28, Cl. SA, 35.389%, 4/25/32 17                                                 121,740              11,363
 Trust 2002-39, Cl. SD, 22.676%, 3/18/32 17                                                 197,638              19,439
 Trust 2002-48, Cl. S, 31.891%, 7/25/32 17                                                  190,704              22,886
 Trust 2002-53, Cl. SK, 22.206%, 4/25/32 17                                                 123,341              12,727
 Trust 2002-56, Cl. SN, 35.946%, 7/25/32 17                                                 262,692              30,924
-------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
 Trust 221, Cl. 2, 0.657%, 5/1/23 17                                                        127,745              24,896
 Trust 240, Cl. 2, 5.56%, 9/1/23 17                                                         185,378              41,037
 Trust 342, Cl. 2, 4.788%, 9/1/33 17                                                        161,962              38,611
 Trust 2001-63, Cl. SD, 41.661%, 12/18/31 17                                                159,640              17,858
 Trust 2001-68, Cl. SC, 39.854%, 11/25/31 17                                                124,464              13,623
 Trust 2002-9, Cl. MS, 31.233%, 3/25/32 17                                                  217,273              22,570
                                                                                                        -----------------
                                                                                                             45,946,218

-------------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.1%
 Government National Mortgage Assn.:
 4.75%, 7/20/27                                                                              26,240              26,792
 7%, 1/15/28-3/15/28                                                                         97,167             103,474
 11%, 10/20/19                                                                               56,593              64,200
 12%, 11/20/13-9/20/15                                                                       71,829              82,501
-------------------------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 1998-6, Cl. SA, 28.446%, 3/16/28 17                                                 147,704              17,669
 Series 1998-19, Cl. SB, 28.852%, 7/16/28 17                                                252,088              31,604
                                                                                                        -----------------
                                                                                                                326,240
                                                                                                        -----------------
                                                                                                             46,272,458

-------------------------------------------------------------------------------------------------------------------------
 PRIVATE--2.9%
-------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL--2.7%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                 1,500,000           1,668,456
 Series 1996-D2, Cl. A3, 7.507%, 2/14/29 15                                               3,000,000           2,959,606
-------------------------------------------------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
 Pass-Through Certificates, Series 1997-CTL1, 10.901%, 6/22/24 11,17                      9,042,557             340,120

                   31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL        MARKET VALUE
                                                                                           AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL CONTINUED
 First Union/Lehman Brothers/Bank of America, Commercial Mtg.
 Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                 $       140,000     $       153,332
-------------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
 Certificates, Series 1998-C1, Cl. F, 7.174%, 5/15/30 15                                  2,000,000           1,934,668
-------------------------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                              380,000             430,204
                                                                                                        -----------------
                                                                                                              7,486,386

-------------------------------------------------------------------------------------------------------------------------
 OTHER--0.1%
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                   170,000             170,140
-------------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL--0.1%
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2001-GE4, Cl. A, 248.40%, 10/25/30 15                                                 8,857               8,885
-------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-B, Cl. 1, 6.895%, 4/25/26 7,15                      169,356             150,727
                                                                                                        -----------------
                                                                                                                159,612
                                                                                                        -----------------
                                                                                                              7,816,138
                                                                                                        -----------------
 Total Asset-Backed Sector (Cost $68,974,767)                                                                69,344,262

-------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET SECTOR--6.2%
-------------------------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.5%
 Undivided interest of 3.90% in joint repurchase agreement (Principal Amount/
 Market Value $384,512,000, with a maturity value of $384,540,838) with Zion
 Bank/ Capital Markets Group, 0.90%, dated 4/30/04, to be repurchased at
 $15,005,125 on 5/3/04, collateralized by U.S. Treasury Bonds, 1.875%, 12/15/05, with a value of $200,391,980 and U.S. Treasury Nts., 5.875%, 11/15/05, with a
 value of $192,431,000 (Cost $15,004,000)                                                15,004,000          15,004,000
-------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--0.7%
 K2 (USA) LLC, 1.09%, 7/15/04 8                                                           2,000,000           1,995,366
                                                                                                        -----------------
 Total Money Market Sector (Cost $16,999,458)                                                                16,999,366

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $298,634,967)                                             109.5%         299,553,064
-------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (9.5)         (25,980,244)
                                                                                    -------------------------------------
 NET ASSETS                                                                                  100.0%    $    273,572,820
                                                                                    =====================================


                   32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike and contracts are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso
BRR Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
DKK Danish Krone
EUR Euro
FRF French Franc
GBP British Pound Sterling
JPY Japanese Yen
PEN Peruvian New Sol
PHP Philippines Peso
PLZ Polish Zloty
RUR Russian Ruble
SEK Swedish Krona
UYU Uruguay Peso

1. Securities with an aggregate market value of $3,283,644 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
2. When-issued security to be delivered and settled after April 30, 2004. See
Note 1 of Notes to Financial Statements.
3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
4. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                        CONTRACTS    EXPIRATION       EXERCISE       PREMIUM       MARKET VALUE
                                   SUBJECT TO PUT         DATES          PRICE      RECEIVED         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
 Japanese Yen [JPY]                   295,000,000       6/10/04      111.00JPY     $  41,193           $ 29,500
 Japanese Yen [JPY]                   391,000,000        6/1/04      120.00JPY        72,987              1,173
                                                                                   ----------------------------
                                                                                   $ 114,180           $ 30,673
                                                                                   ============================

5. Zero coupon bond reflects effective yield on the date of purchase.
6. Non-income producing security.
7. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.
8. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,995,366, or 0.73% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
9. Received as the result of issuer reorganization. Currently has minimal market value.
10. Issue is in default. See Note 1 of Notes to Financial Statements.
11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,502,054 or 3.11% of the Fund's net assets as of April 30, 2004.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Interest or dividend is paid-in-kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
15. Represents the current interest rate for a variable or increasing rate security.
16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.
17. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $980,840 or 0.36% of the Fund's net assets as of April 30, 2004.

                   33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

18. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

As of April 30, 2004, the Fund had entered into the following swaption contracts.



                                         NOTIONAL    EXPIRATION       EXERCISE      PREMIUM         MARKET VALUE
 SWAPTIONS                                 AMOUNT          DATE          PRICE     RECEIVED           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG                      $2,220,000       5/17/04         2.825%      $19,758                  $--

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 April 30, 2004
---------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (including securities loaned of approximately $14,860,000)
 (cost $298,634,967)--see accompanying statement of investments                                  $ 299,553,064
---------------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $34,805)                                                                34,629
---------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                   15,167,795
---------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                 668,777
---------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on swap contracts                                                             133,430
---------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $2,993,888 sold on a when-issued basis)                                11,003,509
 Interest, dividends and principal paydowns                                                          3,866,656
 Futures margins                                                                                        13,345
 Other                                                                                                  13,755
                                                                                                 --------------
 Total assets                                                                                      330,454,960

---------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                                        116,614
---------------------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                                         15,167,795
---------------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                                 668,294
---------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $114,180)
 --see accompanying statement of investments                                                            30,673
---------------------------------------------------------------------------------------------------------------
 Swaptions written, at value (premiums received $19,758)
 --see accompanying statement of investments                                                                --
---------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $32,692,092 purchased on a when-issued basis)                     40,029,123
 Closed foreign currency contracts                                                                     709,407
 Trustees' compensation                                                                                 56,382
 Shareholder communications                                                                             48,688
 Management and administrative fees                                                                     26,522
 Transfer and shareholder servicing agent fees                                                           6,108
 Other                                                                                                  22,534
                                                                                                 --------------
 Total liabilities                                                                                  56,882,140


---------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $ 273,572,820
                                                                                                 ==============



                   35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                                       $    292,299
---------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                        299,460,018
---------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                   2,946,805
---------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                    (30,503,151)
---------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                                   1,376,849
                                                                                                  -------------
 NET ASSETS--applicable to 29,229,920 shares of beneficial interest outstanding                   $273,572,820
                                                                                                  =============

---------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                                                               $9.36




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended April 30, 2004
--------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                             $ 7,545,545
--------------------------------------------------------------------------------------------------
 Fee income                                                                               308,342
--------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $4,969)                                   139,122
--------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                     8,087
                                                                                      ------------
 Total investment income                                                                8,001,096

--------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                          893,211
--------------------------------------------------------------------------------------------------
 Shareholder communications                                                                24,378
--------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                               22,347
--------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               13,522
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                              7,628
--------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                     6,880
--------------------------------------------------------------------------------------------------
 Other                                                                                     28,807
                                                                                      ------------
 Total expenses                                                                           996,773
 Less reduction to custodian expenses                                                        (963)
                                                                                      ------------
 Net expenses                                                                             995,810

--------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                  7,005,286

--------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                  1,927,612
 Closing of futures contracts                                                          (1,125,752)
 Closing and expiration of option contracts written                                        49,333
 Foreign currency transactions                                                          5,986,269
                                                                                      ------------
 Net realized gain                                                                      6,837,462
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                            1,115,549
 Translation of assets and liabilities denominated in foreign currencies               (3,252,508)
 Futures contracts                                                                        272,046
 Swap contracts                                                                            32,992
                                                                                      ------------
 Net change in unrealized appreciation                                                 (1,831,921)

--------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $12,010,827
                                                                                      ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS           YEAR
                                                                        ENDED          ENDED
                                                               APRIL 30, 2004    OCTOBER 31,
                                                                  (UNAUDITED)           2003
----------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                           $  7,005,286   $ 18,320,998
----------------------------------------------------------------------------------------------
 Net realized gain (loss)                                           6,837,462       (998,513)
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              (1,831,921)    30,285,612
                                                                 -----------------------------
 Net increase in net assets resulting from operations              12,010,827     47,608,097

----------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                             (10,785,840)   (14,030,362)

----------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                     1,224,987     33,577,735
----------------------------------------------------------------------------------------------
 Beginning of period                                              272,347,833    238,770,098
                                                                 -----------------------------
 End of period (including accumulated net investment income
 of $2,946,805 and $6,727,359, respectively)                     $273,572,820   $272,347,833
                                                                 =============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                             YEAR
                                                       ENDED                                                            ENDED
                                              APRIL 30, 2004                                                         OCT. 31,
                                                 (UNAUDITED)         2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                  $9.32        $8.17        $8.37        $8.85        $9.45        $9.82
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .24          .63          .65          .78          .86          .87
 Net realized and unrealized gain (loss)                 .17         1.00         (.18)        (.44)        (.62)        (.43)
                                                       -------------------------------------------------------------------------
 Total from investment operations                        .41         1.63          .47          .34          .24          .44
--------------------------------------------------------------------------------------------------------------------------------
 Dividend and/or distributions
 to shareholders:

 Dividends from net investment income                   (.37)        (.48)        (.67)        (.79)        (.68)        (.81)
 Tax return of capital distribution                       --           --           --         (.03)        (.16)          --
                                                       -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.37)        (.48)        (.67)        (.82)        (.84)        (.81)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $9.36        $9.32        $8.17        $8.37        $8.85        $9.45
                                                       =========================================================================
 Market value, end of period                           $8.25        $8.34        $7.36        $8.08        $7.88        $8.06
                                                       =========================================================================

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT MARKET VALUE 1                        4.41%       20.44%       (1.35)%      12.79%        6.93%       (6.64)%


--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $273,573     $272,348     $238,770     $244,166     $257,629     $275,181
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $275,627     $256,904     $243,498     $251,362     $269,849     $285,213
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  5.11%        7.13%        7.82%        8.99%        9.27%        8.86%
 Expenses                                               0.73% 3      0.69% 3      0.82% 3      0.75% 3      0.84% 3      1.03% 3
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  35%          93%          70%         133%         104%         159%


1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO

                   39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2004, the market value of these securities comprised 6.3% of the Fund's net assets and resulted in unrealized cumulative gains of $85,729.
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED (OR FORWARD COMMITMENT) BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During

                   40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST
 this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of April 30, 2004, the value of the segregated assets was $29,938,670. The purchase of securities on a when-issued (or forward commitment) basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis prior to settlement of the original purchase. As of April 30, 2004, the Fund had purchased $32,692,092 of securities on a when-issued basis and sold $2,993,888 of securities issued on a when-issued basis.
    In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2004, securities with an aggregate market value of $5,310,193, representing 1.94% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the

                   41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $29,920,697 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $6,837,462 and $0, respectively, of carryforward to offset capital gains realized.

                   42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

As of October 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------------------
                              2006                   $ 1,509,541
                              2007                    11,561,894
                              2008                     5,440,197
                              2009                     4,239,210
                              2010                     9,434,931
                              2011                     4,572,386
                                                     -----------
                              Total                  $36,758,159
                                                     ===========
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $2,797 and payments of $6,260 were made to retired trustees, resulting in an accumulated liability of $48,082 as of April 30, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

                   43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
    In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended April 30, 2004 and the year ended October 31, 2003.
--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2004, were $70,816,581 and $87,690,955, respectively. There were purchases of $10,220,851 and sales of $6,408,319 of U.S. government and government agency obligations for the six months ended April 30, 2004.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% on the Fund's average annual net assets.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts, plus out-of-pocket costs and expenses.
--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and

                   44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of April 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                                VALUATION
                                                                  CONTRACT          AS OF
                                              EXPIRATION            AMOUNT       APRIL 30,     UNREALIZED      UNREALIZED
 CONTRACT DESCRIPTION                              DATES            (000S)            2004   APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Argentine Peso (ARP)                     5/28/04-8/2/04          3,000ARP     $ 1,047,067     $   74,395     $        --
 Australian Dollar (AUD)                         5/14/04          1,190AUD         857,913             --          38,395
 Brazilian Real (BRR)                    1/24/05-1/26/05          4,510BRR       1,386,909             --          32,745
 British Pound Sterling (GBP)            5/14/04-6/15/04            935GBP       1,653,561             --          26,227
 Indian Rupee (INR)                              7/26/04         17,000INR         383,094             --           3,709
 Indonesia Rupiah (IDR)                          9/24/04      1,375,000IDR         156,570            284              --
 Japanese Yen (JPY)                       3/15/05-4/1/05      1,949,640JPY      17,952,922         22,823         466,229
 Mexican Nuevo Peso (MXN)                       10/27/04          6,890MXN         587,871             --           5,154
 New Taiwan Dollar                       7/26/04-9/24/04         28,715TWD         867,504             --           6,541
 New Zealand Dollar (NZD)                        5/14/04          1,370NZD         855,401             --          36,634
 Peruvian New Sol (PEN)                          7/16/04            609PEN         174,389             --             764
 Philippines Peso (PHP)                          7/26/04         20,000PHP         351,518             --           1,527
 Polish Zloty (PLZ)                       6/11/04-7/7/04          3,558PLZ         879,916             --          28,109
 Singapore Dollar (SGD)                          7/26/04            480SGD         282,425             --           2,272
 South Korean Won (KRW)                  7/26/04-9/24/04        840,000KRW         709,548             --           8,808
                                                                                                 --------------------------
                                                                                                   97,502         657,114
                                                                                                 --------------------------
 CONTRACTS TO SELL
 British Pound Sterling (GBP)                     9/9/04            590GBP       1,034,006         39,794              --
 Colombian Peso (COP)                            5/27/04        938,000COP         353,049          3,605              --
 Euro (EUR)                                6/9/04-7/7/04         17,069EUR      20,433,831        462,289           6,860
 Indonesia Rupiah (IDR)                          6/18/04      3,660,175IDR         416,781             --           1,701
 Japanese Yen (JPY)                      5/13/04-5/14/04        369,500JPY       3,349,693         65,587              --
 Swiss Franc (CHF)                               5/14/04          1,170CHF         902,688             --           2,619
                                                                                                 --------------------------
                                                                                                  571,275          11,180
                                                                                                 --------------------------
 Total unrealized appreciation and depreciation                                                  $668,777        $668,294
                                                                                                 ==========================

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

                   45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of April 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                           EXPIRATION     NUMBER OF   VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                           DATES     CONTRACTS    APRIL 30, 2004  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 DAX Index                                    6/18/04             5       $   596,079      $  (13,418)
 Euro-Bundesobligation                         6/8/04            11         1,504,420         (16,221)
 FTSE 100 Index                               6/18/04             1            79,703          (1,411)
 Nikkei 225                                   6/10/04             2           115,550          (5,034)
 United Kingdom Long Gilt                     6/28/04             2           379,249             (28)
 U.S. Long Bonds                              6/21/04            61         6,532,719        (285,417)
 U.S. Treasury Nts., 10 yr.                   6/21/04           193        21,326,500        (207,519)
                                                                                             ----------
                                                                                             (529,048)
                                                                                             ----------
 CONTRACTS TO SELL
 DAX Index                                    6/18/04             3           357,647          (7,835)
 Japan (Government of) Bonds, 10 yr.          6/10/04             4         4,978,478          41,253
 MIB 30 Index                                 6/18/04             4           663,628         (25,054)
 NASDAQ 100 Index                             6/17/04            11         1,543,300          45,609
 Standard & Poor's 500 E-Mini                 6/18/04             9           497,700            (821)
 Standard & Poor's 500 Index                  6/17/04             4         1,106,100          10,750
 U.S. Long Bonds                              6/21/04           112        11,994,500         337,654
 U.S. Treasury Nts., 2 yr.                    6/30/04           186        39,533,718         103,514
 U.S. Treasury Nts., 5 yr.                    6/21/04            92        10,114,250         272,123
 U.S. Treasury Nts., 10 yr.                   6/21/04             1           110,500             127
                                                                                             ----------
                                                                                              777,320
                                                                                             ----------
                                                                                             $248,272
                                                                                             ==========


                   46 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2004 was as follows:

                                                          CALL OPTIONS                         PUT OPTIONS
                                        ------------------------------        ------------------------------
                                          PRINCIPAL/                            PRINCIPAL/
                                           NUMBER OF         AMOUNT OF           NUMBER OF       AMOUNT OF
                                           CONTRACTS          PREMIUMS           CONTRACTS        PREMIUMS
------------------------------------------------------------------------------------------------------------
 Options outstanding as of
 October 31, 2003                          5,310,000          $ 69,674         391,000,000       $  72,987
 Options written                                  --                --         295,000,000          41,193
 Options closed or expired                (3,540,000)          (49,333)                 --              --
 Options exercised                        (1,770,000)          (20,341)                 --              --
                                        --------------------------------------------------------------------
 Options outstanding as of
 April 30, 2004                                   --          $     --         686,000,000        $114,180
                                        ====================================================================

--------------------------------------------------------------------------------
 8. INTEREST RATE SWAP CONTRACTS
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments.

                   47 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 8. INTEREST RATE SWAP CONTRACTS Continued
 The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of April 30, the Fund had entered into the following interest rate swap agreements:

                                   FIXED RATE  FLOATING RATE
                                  PAID BY THE    RECEIVED BY
                                      FUND AT    THE FUND AT                                      UNREALIZED
 SWAP               NOTIONAL        APRIL 30,      APRIL 30,        FLOATING   TERMINATION      APPRECIATION
 COUNTERPARTY         AMOUNT             2004           2004      RATE INDEX         DATES    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
 Deutsche Bank
 AG               28,440,000INR        0.0133%          4.50%            IRS       1/15/09          $  3,696
 Deutsche Bank                                                   Three-Month
 AG               43,910,000           3.1025         0.0031       LIBOR Flat       3/4/08            38,791
 JPMorgan                                                          Six-Month
 Chase Bank          360,000EUR         3.135          2.081       LIBOR Flat      7/14/08             3,617
 JPMorgan                                                          Six-Month
 Chase Bank      100,600,000HUF          9.13           7.00       LIBOR Flat      7/14/08           (36,653)
 JPMorgan                                                        Three-Month
 Chase Bank       11,000,000             2.32           1.17       LIBOR Flat     11/10/05           (20,208)
 JPMorgan                                                        Three-Month
 Chase Bank        4,300,000            3.052       0.003083       LIBOR Flat      3/10/08           101,582
 JPMorgan                                                        Three-Month
 Chase Bank       15,500,000             3.82           1.17       LIBOR Flat     11/10/08            17,295
 JPMorgan                                                        Three-Month
 Chase Bank          710,000         0.003196       0.013496        BBA LIBOR      4/30/14            (3,086)
                                                                                                    ---------
                                                                                                    $105,034
                                                                                                    =========


 Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations are also noted below.
 EUR     Euro
 HUF     Hungary Forints
 INR     Indian Rupee
 BBA     British Bankers Association
 IRS     India Swap Composites
 LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
 9. CREDIT SWAP CONTRACTS
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund

                   48 | OPPENHEIMER MULTI-SECTOR INCOME TRUST records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

 During the six months ended April 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                          UNREALIZED
                                       EXPIRATION       NOTIONAL    VALUATION AS OF     APPRECIATION
 CONTRACT DESCRIPTION                       DATES         AMOUNT     APRIL 30, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Philippines
 (Republic of) 5 yr. Credit Nts.          7/25/08     $  630,000           $ (7,441)        $ (7,441)
 Deutsche Bank AG, Philippines
 (Republic of) 10 yr. Credit Bonds        7/25/13        630,000              9,954            9,954
 Deutsche Bank AG, Russian
 Federation Credit Bonds                  9/10/13        605,000              3,058            3,058
 Deutsche Bank AG, Russian
 Federation Credit Bonds                  9/20/13        790,000              1,286            1,286
 Deutsche Bank AG, Russian
 Federation Credit Bonds                 10/30/13      1,280,000             25,513           25,513
 Deutsche Bank AG, Turkey
 (Republic of) Credit Bonds              10/10/13        320,000            (25,485)         (25,485)
 Deutsche Bank AG, United
 Mexican States Credit Bonds              9/20/13        630,000             (4,612)          (4,612)
 JPMorgan Chase Bank, Hungary
 (Republic of) Credit Bonds               12/2/13        900,000             (6,024)          (6,024)
 JPMorgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.                  6/6/06        175,000                157              157
 JPMorgan Chase Bank, Philippines
 (Republic of) Credit Bonds               6/20/09        435,000             (5,121)          (5,121)
 JPMorgan Chase Bank, Russian
 Federation Credit Bonds                  10/9/13        330,000             16,301           16,301
 JPMorgan Chase Bank, Russian
 Federation Credit Bonds                 11/19/13      1,050,000             26,717           26,717
 JPMorgan Chase Bank, Turkey
 (Republic of) Credit Bonds               2/16/06        625,000             (3,528)          (3,528)
 JPMorgan Chase Bank, Venezuela
 (Republic of) Credit Bonds              12/20/06        860,000             (5,002)          (5,002)
 JPMorgan Chase Bank, Venezuela
 (Republic of) Credit Bonds               2/20/14        540,000              2,623            2,623
                                                                                             ---------
                                                                                             $28,396
                                                                                             =========

--------------------------------------------------------------------------------
 10. SWAPTION TRANSACTIONS
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

                   49 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 10. SWAPTION TRANSACTIONS Continued
 Written swaption activity for the six months ended April 30, 2004 was as follows:

                                                        NOTIONAL       AMOUNT OF
                                                          AMOUNT        PREMIUMS
                 ---------------------------------------------------------------
                 Swaptions outstanding as of
                 October 31, 2003                     $2,220,000         $19,758
                 Swaptions written                            --              --
                                                      --------------------------
                 Swaptions outstanding as of
                 April 30, 2004                       $2,220,000         $19,758
                                                      ==========================

--------------------------------------------------------------------------------
 11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY
 As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2004 was $20,552,765, which represents 7.51% of the Fund's net assets, of which $34,629 is considered restricted. Information concerning restricted currency is as follows:

                     ACQUISITION                VALUATION AS OF     UNREALIZED
 SECURITY                   DATE        COST     APRIL 30, 2004   DEPRECIATION
------------------------------------------------------------------------------
 CURRENCY
 Argentine Peso           4/7/04     $34,805            $34,629           $176

--------------------------------------------------------------------------------
 12. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of April 30, 2004, the Fund had on loan securities valued at approximately $14,860,000. Cash of $15,167,795 was received as collateral for the loans, and has been invested in approved instruments.

                   50 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
 13. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

                   51 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
GENERAL INFORMATION CONCERNING THE FUND
Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed income sectors:
 U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).
    The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.
 DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN--Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.
    Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the

                   52 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

 Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.
    Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.
    Fractional Shares may either remain in the Participant's account or be redeemed at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.
    There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.
    The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
 Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.
 SHAREHOLDER INFORMATION--The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."

                   53 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable to semiannual reports

ITEM 8. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers

         Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)